Shareholder Report, Line Graph (Details) 423800_The Internet Fund_Advisor Class C_TSR Annual {Advisor Class C} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Advisor Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class C (with sales charge)
Accumulated Value	$ 43,418	$ 24,795	$ 19,248	$ 25,619	$ 22,371	$ 14,409	$ 11,486	$ 15,922	$ 10,183	$ 10,000	$ 39,200
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000	$ 39,827
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ Composite Total Return Index
Accumulated Value	41,962	32,385	22,390	33,188	27,164	18,744	13,712	14,113	10,887	10,000	$ 50,833
NASDAQ Composite Index Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ Composite Index Price
Accumulated Value	$ 38,564	$ 29,978	$ 20,902	$ 31,244	$ 25,738	$ 17,919	$ 13,251	$ 13,786	$ 10,750	$ 10,000	$ 46,415